Post-retirement benefits - Summary of movement in plan assets (Detail) - USD ($) $ in Millions	12 Months Ended
	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	$ (1,730)	$ (1,551)
Settlements	1	(51)	$ (5)
Interest on obligation	(49)	(58)	(79)
Employer contributions	201	257	248
Non-investment expenses	(16)	(14)	(15)
Return on plan assets, net of interest on assets	(768)	(1,033)	527
Assets transferred to defined contribution section	(3)	(3)
Currency exchange rate (loss)	(62)	(20)
Ending balance	(2,273)	(1,730)	(1,551)
Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,923	13,203
Settlements	(7)	(587)
Interest on obligation	335	418
Contributions by plan participants	22	23
Employer contributions	201	257
Benefits paid	(778)	(862)
Non-investment expenses	(16)	(14)
Return on plan assets, net of interest on assets	768	1,033
Currency exchange rate (loss)	460	455
Ending balance	14,905	13,923	$ 13,203
Pension benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(831)
Settlements	1
Interest on obligation	(22)
Employer contributions	169
Non-investment expenses	(16)
Currency exchange rate (loss)	(52)
Ending balance	(1,305)	(831)
Pension benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	13,923
Settlements	(7)
Interest on obligation	335
Contributions by plan participants	22
Employer contributions	169
Benefits paid	(746)
Non-investment expenses	(16)
Return on plan assets, net of interest on assets	768
Assets transferred to defined contribution section	(3)
Currency exchange rate (loss)	460
Ending balance	14,905	13,923
Other Benefits
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	(899)
Employer contributions	32
Currency exchange rate (loss)	(10)
Ending balance	(968)	(899)
Other Benefits | Plan assets
Disclosure of net defined benefit liability (asset) [Line Items]
Beginning balance	0
Settlements	0
Interest on obligation	0
Contributions by plan participants	0
Employer contributions	32
Benefits paid	(32)
Non-investment expenses	0
Return on plan assets, net of interest on assets	0
Assets transferred to defined contribution section	0
Currency exchange rate (loss)	0
Ending balance	$ 0	$ 0